Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Weighted-average grant-date fair value of options granted			$ 0.62	$ 0.52
Total unrecognized compensation cost of options	$ 0.3		$ 0.3
Options weighted-average period of recognition	1 year 3 months		1 year 4 months 17 days
Maximum
Stock-based Compensation
Aggregate intrinsic value of options exercised	$ 0.1	$ 0.1	$ 0.1	$ 0.1